Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.2%)
	Royal Gold Inc.	980,437	127,172
*	RBC Bearings Inc.	433,771	100,952
	Hexcel Corp.	1,259,591	85,967
	Balchem Corp.	480,470	60,770
*	Livent Corp.	2,676,528	58,134
*	MP Materials Corp.	1,589,680	44,813
	Quaker Chemical Corp.	200,960	39,780
*	Ingevity Corp.	529,854	37,895
	NewMarket Corp.	101,177	36,928
	Compass Minerals International Inc.	306,641	10,515
*	Century Aluminum Co.	755,275	7,553
*,1	Amyris Inc.	3,785,615	5,148
			615,627
Consumer Discretionary (15.3%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,933,660	219,526
*	Deckers Outdoor Corp.	393,621	176,952
*	Five Below Inc.	787,861	162,276
*,1	Floor & Decor Holdings Inc. Class A	1,507,795	148,096
	Churchill Downs Inc.	502,431	129,150
*	DraftKings Inc. Class A	5,737,984	111,087
*	Crocs Inc.	876,572	110,834
	Texas Roadhouse Inc. Class A	999,642	108,021
	Gentex Corp.	3,497,898	98,046
*	Planet Fitness Inc. Class A	1,246,623	96,825
	Tempur Sealy International Inc.	2,442,781	96,465
*	Skechers USA Inc. Class A	2,006,202	95,335
	Pool Corp.	277,253	94,943
	Nexstar Media Group Inc. Class A	535,340	92,432
*	SiteOne Landscape Supply Inc.	672,518	92,048
	Wyndham Hotels & Resorts Inc.	1,290,509	87,561
	Wingstop Inc.	447,399	82,134
*	Fox Factory Holding Corp.	631,831	76,685
*	Hyatt Hotels Corp. Class A	672,242	75,150
	Vail Resorts Inc.	300,824	70,297
	Boyd Gaming Corp.	1,092,221	70,033
*	Bright Horizons Family Solutions Inc.	861,882	66,356
*	Visteon Corp.	421,442	66,095
*	RH	258,247	62,896
*	elf Beauty Inc.	756,009	62,257
*	Skyline Champion Corp.	808,732	60,841
*	Duolingo Inc. Class A	420,123	59,905

		Shares	Market Value ($000)
	World Wrestling Entertainment Inc. Class A	648,231	59,158
*	Hilton Grand Vacations Inc.	1,287,580	57,207
	Choice Hotels International Inc.	477,125	55,914
*	Ollie's Bargain Outlet Holdings Inc.	929,249	53,841
*	Grand Canyon Education Inc.	463,188	52,757
*	Peloton Interactive Inc. Class A	4,638,449	52,600
*	YETI Holdings Inc.	1,287,559	51,502
	Madison Square Garden Sports Corp.	259,832	50,628
*	Topgolf Callaway Brands Corp.	2,069,461	44,742
	Columbia Sportswear Co.	464,393	41,907
	LCI Industries	360,578	39,617
*	Sonos Inc.	1,900,780	37,293
	Inter Parfums Inc.	261,743	37,230
*,1	Wayfair Inc. Class A	1,051,958	36,124
	Papa John's International Inc.	465,984	34,916
*	Dorman Products Inc.	398,785	34,399
*	Frontdoor Inc.	1,217,227	33,936
*	LGI Homes Inc.	295,851	33,736
*	Penn Entertainment Inc.	1,130,590	33,533
*	SeaWorld Entertainment Inc.	524,833	32,178
*	Shake Shack Inc. Class A	557,875	30,956
*	TripAdvisor Inc.	1,531,917	30,424
*	Gentherm Inc.	496,021	29,970
*	Chegg Inc.	1,796,102	29,276
*	Leslie's Inc.	2,602,777	28,657
*,1	QuantumScape Corp. Class A	3,464,091	28,336
*	Six Flags Entertainment Corp.	1,056,488	28,219
	Jack in the Box Inc.	307,927	26,971
*	Driven Brands Holdings Inc.	876,066	26,554
*	Liberty Media Corp.-Liberty Formula One Class A	353,996	23,895
	Levi Strauss & Co. Class A	1,300,089	23,701
*	ACV Auctions Inc. Class A	1,813,188	23,408
*	Madison Square Garden Entertainment Corp.	393,679	23,255
*	Lyft Inc. Class A	2,411,784	22,357
*,1	Luminar Technologies Inc. Class A	3,373,864	21,896
*	Allegiant Travel Co.	234,319	21,553
*	Dave & Buster's Entertainment Inc.	578,273	21,275
*	Sabre Corp.	4,920,940	21,111
*	Cavco Industries Inc.	61,862	19,656
*,1	Dutch Bros Inc. Class A	614,138	19,425
	Steven Madden Ltd.	525,231	18,908
*	Coursera Inc.	1,574,438	18,138
*	Boot Barn Holdings Inc.	223,543	17,132
*	iRobot Corp.	390,431	17,038
*	Revolve Group Inc. Class A	611,790	16,090
*	Portillo's Inc. Class A	721,241	15,413
	Spirit Airlines Inc.	819,924	14,078
*,1	Carvana Co. Class A	1,419,660	13,898
*	Overstock.com Inc.	675,954	13,702
*	Integral Ad Science Holding Corp.	915,299	13,061
[1]	Camping World Holdings Inc. Class A	602,446	12,573
*	Stride Inc.	304,557	11,954
*	Figs Inc. Class A	1,892,561	11,715
	Monro Inc.	233,525	11,543
*	Life Time Group Holdings Inc.	721,722	11,519
*	Sun Country Airlines Holdings Inc.	555,119	11,380
*	Corsair Gaming Inc.	600,721	11,023
*,1	Fisker Inc. Class A	1,625,312	9,979

		Shares	Market Value ($000)
*,1	Mister Car Wash Inc.	1,134,006	9,775
*	Sweetgreen Inc. Class A	1,238,094	9,707
*,1	Bowlero Corp.	572,036	9,696
*	Cars.com Inc.	468,865	9,049
*	2U Inc.	1,119,978	7,672
*	Vizio Holding Corp. Class A	787,608	7,230
*	Sciplay Corp. Class A	318,153	5,396
*	Petco Health & Wellness Co. Inc. Class A	592,006	5,328
*	Udemy Inc.	574,159	5,070
*	Frontier Group Holdings Inc.	482,607	4,749
*,1	Dream Finders Homes Inc. Class A	313,075	4,148
*	Stitch Fix Inc. Class A	579,606	2,962
*	SES AI Corp.	901,095	2,658
*,1	Arhaus Inc. Class A	313,770	2,601
*	Rush Street Interactive Inc.	821,271	2,554
*	Angi Inc. Class A	1,104,888	2,508
*,1	ContextLogic Inc. Class A	4,269,836	1,904
*	Vacasa Inc. Class A	1,935,023	1,862
*,1	Canoo Inc.	2,609,617	1,703
*,1	Allbirds Inc. Class A	644,980	774
*	Brilliant Earth Group Inc. Class A	144,507	565
			4,393,414
Consumer Staples (3.3%)
*	Darling Ingredients Inc.	2,394,456	139,836
	Casey's General Stores Inc.	556,609	120,484
	Lamb Weston Holdings Inc.	1,074,447	112,301
*	BellRing Brands Inc.	2,006,390	68,217
*	Simply Good Foods Co.	1,485,029	59,060
*	Celsius Holdings Inc.	568,721	52,857
*	Boston Beer Co. Inc. Class A	137,190	45,094
*	Freshpet Inc.	680,922	45,070
	Coca-Cola Consolidated Inc.	68,718	36,770
	WD-40 Co.	202,870	36,121
*	Post Holdings Inc.	395,823	35,573
	Cal-Maine Foods Inc.	560,114	34,105
	Lancaster Colony Corp.	144,181	29,251
	J & J Snack Foods Corp.	172,544	25,575
*	National Beverage Corp.	349,724	18,437
	Medifast Inc.	162,691	16,866
*	Beauty Health Co.	1,289,527	16,287
	Utz Brands Inc.	969,376	15,966
*,1	Beyond Meat Inc.	861,844	13,988
	Tootsie Roll Industries Inc.	212,744	9,554
*	Sovos Brands Inc.	525,600	8,767
*	Olaplex Holdings Inc.	1,450,973	6,196
*	USANA Health Sciences Inc.	87,230	5,487
*	Vital Farms Inc.	179,559	2,747
*,1	BRC Inc. Class A	284,116	1,460
			956,069
Energy (6.6%)
	Targa Resources Corp.	3,383,115	246,798
*	First Solar Inc.	756,341	164,504
	NOV Inc.	5,867,886	108,615
	PDC Energy Inc.	1,320,722	84,764
	Civitas Resources Inc.	1,198,898	81,933
	ChampionX Corp.	2,967,851	80,518
	Matador Resources Co.	1,688,787	80,471

		Shares	Market Value ($000)
	Texas Pacific Land Corp.	46,000	78,247
	EQT Corp.	2,423,927	77,348
*	Noble Corp. plc	1,605,490	63,369
*	Weatherford International plc	1,058,459	62,820
*	Denbury Inc.	706,314	61,894
*	Shoals Technologies Group Inc. Class A	2,499,175	56,956
	Magnolia Oil & Gas Corp. Class A	2,578,690	56,422
*	Array Technologies Inc.	2,133,680	46,685
*,1	ChargePoint Holdings Inc.	4,079,745	42,715
	Cactus Inc. Class A	948,430	39,104
*	Transocean Ltd.	5,147,213	32,736
	Alpha Metallurgical Resources Inc.	203,955	31,817
*	Callon Petroleum Co.	920,926	30,796
	Liberty Energy Inc. Class A	2,367,406	30,326
	New Fortress Energy Inc.	936,365	27,557
*	Oceaneering International Inc.	1,498,898	26,426
[1]	Sitio Royalties Corp.	1,137,687	25,712
	SM Energy Co.	912,053	25,683
	Helmerich & Payne Inc.	703,143	25,137
*	Ameresco Inc. Class A	482,249	23,736
*,1	SunPower Corp.	1,297,182	17,953
*,1	FuelCell Energy Inc.	6,104,331	17,397
	Comstock Resources Inc.	1,457,535	15,727
*	Dril-Quip Inc.	509,562	14,619
	Enviva Inc.	453,004	13,083
*,1	Stem Inc.	2,183,714	12,382
*	NexTier Oilfield Solutions Inc.	1,494,142	11,878
	RPC Inc.	1,288,740	9,910
*	Helix Energy Solutions Group Inc.	1,072,440	8,301
*,1	NEXTracker Inc. Class A	221,716	8,039
*,1	EVgo Inc. Class A	1,028,660	8,013
	Core Laboratories NV	347,913	7,671
*	Fluence Energy Inc. Class A	303,310	6,142
[1]	Kinetik Holdings Inc. Class A	159,822	5,002
*,1	Tellurian Inc.	3,745,926	4,607
*	Atlas Energy Solutions Inc. Class A	131,805	2,245
*	OPAL Fuels Inc. Class A	86,154	601
			1,876,659
Financials (4.0%)
	Kinsale Capital Group Inc.	327,618	98,335
*	Robinhood Markets Inc. Class A	9,148,849	88,835
	Erie Indemnity Co. Class A	379,554	87,928
	Morningstar Inc.	380,679	77,289
	Blue Owl Capital Inc. Class A	6,654,546	73,732
*,1	SoFi Technologies Inc.	11,151,419	67,689
	Pinnacle Financial Partners Inc.	1,085,637	59,884
*	Ryan Specialty Holdings Inc. Class A	1,257,186	50,589
*,1	Credit Acceptance Corp.	95,781	41,764
	ServisFirst Bancshares Inc.	731,174	39,944
*	Focus Financial Partners Inc. Class A	737,995	38,280
	Hamilton Lane Inc. Class A	480,655	35,559
	Houlihan Lokey Inc. Class A	376,598	32,949
	Western Alliance Bancorp	778,949	27,684
	PJT Partners Inc. Class A	328,582	23,720
*,1	Trupanion Inc.	551,449	23,652
*	BRP Group Inc. Class A	919,263	23,405
	Cohen & Steers Inc.	364,552	23,317
*,1	Riot Platforms Inc.	2,256,594	22,543

		Shares	Market Value ($000)
	StepStone Group Inc. Class A	801,887	19,462
*	Clearwater Analytics Holdings Inc. Class A	1,129,126	18,021
	Safehold Inc.	571,581	16,787
*,1	Upstart Holdings Inc.	1,039,158	16,512
*	Goosehead Insurance Inc. Class A	310,337	16,200
*,1	Marathon Digital Holdings Inc.	1,650,845	14,395
	Virtu Financial Inc. Class A	696,663	13,167
*	Oscar Health Inc. Class A	1,889,326	12,356
*	Open Lending Corp. Class A	1,597,312	11,245
	TFS Financial Corp.	835,230	10,549
*,1	Lemonade Inc.	720,254	10,271
*	Palomar Holdings Inc.	176,775	9,758
*	Triumph Financial Inc.	154,686	8,981
	P10 Inc. Class A	605,927	6,126
	Live Oak Bancshares Inc.	245,826	5,991
*	AssetMark Financial Holdings Inc.	164,719	5,180
*	LendingTree Inc.	82,011	2,186
*,1	Hagerty Inc. Class A	157,133	1,373
*	Silvergate Capital Corp. Class A	348,566	565
			1,136,223
Health Care (19.6%)
*	Exact Sciences Corp.	2,662,746	180,561
	Bio-Techne Corp.	2,348,420	174,229
*	Sarepta Therapeutics Inc.	1,245,840	171,714
*	Penumbra Inc.	541,757	150,982
*	Neurocrine Biosciences Inc.	1,442,517	146,012
*	Repligen Corp.	788,638	132,775
*	Masimo Corp.	706,590	130,394
	Bruker Corp.	1,537,532	121,219
	Chemed Corp.	221,994	119,377
*	Shockwave Medical Inc.	539,938	117,075
*	Inspire Medical Systems Inc.	433,972	101,580
*	Apellis Pharmaceuticals Inc.	1,453,863	95,897
*	Exelixis Inc.	4,842,950	94,002
*	Natera Inc.	1,568,091	87,060
*	Novocure Ltd.	1,395,809	83,944
*	Lantheus Holdings Inc.	1,009,471	83,342
*	Oak Street Health Inc.	1,998,053	77,285
*	Halozyme Therapeutics Inc.	2,023,365	77,272
*	10X Genomics Inc. Class A	1,379,746	76,976
*	Charles River Laboratories International Inc.	381,002	76,894
*	Option Care Health Inc.	2,414,662	76,714
	Ensign Group Inc.	791,030	75,575
*	HealthEquity Inc.	1,265,101	74,274
*,1	agilon health Inc.	3,077,137	73,082
*	Ionis Pharmaceuticals Inc.	2,030,334	72,564
*	Alkermes plc	2,457,630	69,281
*	Intra-Cellular Therapies Inc.	1,271,784	68,867
*	QuidelOrtho Corp.	745,782	66,442
*	Globus Medical Inc. Class A	1,164,181	65,939
*	Medpace Holdings Inc.	348,152	65,470
*	Merit Medical Systems Inc.	850,865	62,921
*	Haemonetics Corp.	754,277	62,416
*	Integra LifeSciences Holdings Corp.	1,037,515	59,564
*	Teladoc Health Inc.	2,188,598	56,685
*	ICU Medical Inc.	339,942	56,077
*	Neogen Corp.	2,903,050	53,764
*	PTC Therapeutics Inc.	1,101,498	53,357

		Shares	Market Value ($000)
*	iRhythm Technologies Inc.	426,855	52,943
*	Doximity Inc. Class A	1,594,228	51,621
	CONMED Corp.	455,279	47,285
*	Cytokinetics Inc.	1,341,522	47,208
*	Intellia Therapeutics Inc.	1,248,009	46,513
*	Amicus Therapeutics Inc.	4,191,745	46,486
*	STAAR Surgical Co.	719,842	46,034
*	Evolent Health Inc. Class A	1,359,062	44,102
*	Axonics Inc.	739,131	40,327
*	Blueprint Medicines Corp.	895,305	40,280
*	Certara Inc.	1,667,877	40,212
*	Ultragenyx Pharmaceutical Inc.	995,663	39,926
*	Inari Medical Inc.	640,613	39,551
*	Tandem Diabetes Care Inc.	963,032	39,109
*	Omnicell Inc.	666,555	39,107
*	Arrowhead Pharmaceuticals Inc.	1,536,178	39,019
*	Vaxcyte Inc.	1,001,636	37,541
*	Surgery Partners Inc.	1,036,204	35,718
*	Progyny Inc.	1,109,059	35,623
*	Denali Therapeutics Inc.	1,520,337	35,029
*	Insmed Inc.	2,036,018	34,714
*	Vir Biotechnology Inc.	1,491,506	34,707
*	Guardant Health Inc.	1,455,512	34,117
*	ACADIA Pharmaceuticals Inc.	1,812,647	34,114
*	Glaukos Corp.	677,364	33,936
*	NuVasive Inc.	779,672	32,208
*	REVOLUTION Medicines Inc.	1,477,099	31,994
*	Sage Therapeutics Inc.	757,918	31,802
*	NeoGenomics Inc.	1,791,612	31,192
*	Beam Therapeutics Inc.	999,530	30,606
*,1	Corcept Therapeutics Inc.	1,367,240	29,614
*	TG Therapeutics Inc.	1,954,069	29,389
*	Relay Therapeutics Inc.	1,723,367	28,384
*	AtriCure Inc.	661,222	27,408
*	Pacira BioSciences Inc.	651,630	26,593
*	Sotera Health Co.	1,475,554	26,427
*	Xencor Inc.	895,806	24,984
*,1	Ginkgo Bioworks Holdings Inc. Class A	18,415,852	24,493
*	CorVel Corp.	128,297	24,412
*	Veracyte Inc.	1,073,025	23,928
*	Privia Health Group Inc.	854,738	23,599
*	FibroGen Inc.	1,264,095	23,588
*	Maravai LifeSciences Holdings Inc. Class A	1,672,044	23,425
*	R1 RCM Inc.	1,559,201	23,388
*	Amylyx Pharmaceuticals Inc.	792,771	23,260
*	Apollo Medical Holdings Inc.	636,412	23,210
*	Cerevel Therapeutics Holdings Inc.	937,530	22,866
*	Silk Road Medical Inc.	541,764	21,199
*	Ironwood Pharmaceuticals Inc. Class A	1,961,087	20,631
*	Arvinas Inc.	677,865	18,519
*	Nevro Corp.	506,139	18,297
*	SpringWorks Therapeutics Inc.	700,324	18,026
*	Amedisys Inc.	243,054	17,877
*	Hims & Hers Health Inc.	1,792,787	17,784
*	Kymera Therapeutics Inc.	579,438	17,169
*	Adaptive Biotechnologies Corp.	1,933,990	17,077
*	Harmony Biosciences Holdings Inc.	490,971	16,030
*	Treace Medical Concepts Inc.	632,719	15,938

		Shares	Market Value ($000)
*	PROCEPT BioRobotics Corp.	536,786	15,245
*	Mirati Therapeutics Inc.	388,993	14,463
*	Supernus Pharmaceuticals Inc.	385,594	13,970
*	AdaptHealth Corp. Class A	1,111,647	13,818
*	Outset Medical Inc.	730,358	13,439
*	Warby Parker Inc. Class A	1,212,999	12,846
*	Twist Bioscience Corp.	811,823	12,242
*	Phreesia Inc.	372,539	12,029
*	BioCryst Pharmaceuticals Inc.	1,402,224	11,695
*	Cytek Biosciences Inc.	1,203,105	11,057
*	REGENXBIO Inc.	579,509	10,958
*	Zentalis Pharmaceuticals Inc.	636,521	10,948
*	Recursion Pharmaceuticals Inc. Class A	1,621,472	10,815
*	EQRx Inc.	5,453,495	10,580
*	HealthStream Inc.	363,638	9,855
*	Agios Pharmaceuticals Inc.	411,110	9,443
*	Theravance Biopharma Inc.	851,375	9,237
*	Health Catalyst Inc.	773,509	9,027
*,1	Novavax Inc.	1,264,080	8,760
*,1	Verve Therapeutics Inc.	595,501	8,587
*,1	LifeStance Health Group Inc.	1,132,597	8,415
*	Alignment Healthcare Inc.	1,253,021	7,969
*	Agiliti Inc.	495,718	7,922
*	American Well Corp. Class A	3,275,250	7,730
*	Rocket Pharmaceuticals Inc.	439,070	7,521
*	Editas Medicine Inc. Class A	1,026,213	7,440
*	Accolade Inc.	489,623	7,041
*	Fate Therapeutics Inc.	1,228,760	7,004
*	CareDx Inc.	756,267	6,912
*	GoodRx Holdings Inc. Class A	1,060,329	6,627
*	Arcus Biosciences Inc.	349,987	6,384
*	AnaptysBio Inc.	274,791	5,979
*	Alector Inc.	922,512	5,710
*,1	Allogene Therapeutics Inc.	1,072,399	5,298
*	Innoviva Inc.	465,489	5,237
*,1	Lyell Immunopharma Inc.	2,059,609	4,861
*,1	Sana Biotechnology Inc.	1,443,390	4,720
*	OPKO Health Inc.	3,177,772	4,640
*	Clover Health Investments Corp. Class A	5,235,942	4,425
*,1	ProKidney Corp. Class A	390,135	4,416
*	Cullinan Oncology Inc.	379,834	3,886
*,1	Butterfly Network Inc.	1,966,885	3,698
*	Pulmonx Corp.	253,904	2,839
*	Erasca Inc.	920,475	2,771
*	Innovage Holding Corp.	306,119	2,443
*,1	Invitae Corp.	1,800,442	2,431
*,1	Cano Health Inc.	2,577,922	2,346
*,1	ImmunityBio Inc.	1,205,754	2,194
*	Inogen Inc.	161,472	2,015
*	Sangamo Therapeutics Inc.	1,049,733	1,847
*,1	Prime Medicine Inc.	142,609	1,754
*	Nektar Therapeutics Class A	1,395,032	981
*,1	Design Therapeutics Inc.	103,915	600
*	Gossamer Bio Inc.	384,720	485
*,1	P3 Health Partners Inc.	171,598	182
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
			5,597,858

		Shares	Market Value ($000)
Industrials (19.2%)
*	Fair Isaac Corp.	356,865	250,765
*	Axon Enterprise Inc.	956,814	215,140
	Graco Inc.	2,505,255	182,909
	Toro Co.	1,562,647	173,704
	Nordson Corp.	769,754	171,085
	Watsco Inc.	496,953	158,111
*	WillScot Mobile Mini Holdings Corp.	3,072,804	144,053
	A O Smith Corp.	1,866,600	129,075
	Genpact Ltd.	2,730,510	126,204
*	Paylocity Holding Corp.	625,134	124,264
	Cognex Corp.	2,449,830	121,389
	Lennox International Inc.	476,888	119,832
*	WEX Inc.	651,469	119,799
*	Saia Inc.	396,492	107,878
	Curtiss-Wright Corp.	571,700	100,768
*	Generac Holdings Inc.	925,400	99,952
	Littelfuse Inc.	370,135	99,229
*	TopBuild Corp.	473,242	98,501
	Landstar System Inc.	536,916	96,248
	Advanced Drainage Systems Inc.	1,092,629	92,010
*	GXO Logistics Inc.	1,775,476	89,590
	BWX Technologies Inc.	1,363,944	85,983
	Jack Henry & Associates Inc.	545,168	82,168
*	Trex Co. Inc.	1,640,710	79,853
*	Chart Industries Inc.	636,257	79,787
*	Euronet Worldwide Inc.	707,574	79,178
	Eagle Materials Inc.	538,646	79,046
*	ExlService Holdings Inc.	472,768	76,508
*	ATI Inc.	1,934,184	76,323
	Exponent Inc.	756,827	75,448
	Maximus Inc.	908,117	71,469
	Simpson Manufacturing Co. Inc.	636,812	69,820
	Insperity Inc.	537,686	65,356
*	Aerojet Rocketdyne Holdings Inc.	1,145,387	64,336
	AAON Inc.	634,864	61,385
*	Shift4 Payments Inc. Class A	751,407	56,957
	Franklin Electric Co. Inc.	585,692	55,114
*	Middleby Corp.	373,981	54,829
	Badger Meter Inc.	437,147	53,253
	John Bean Technologies Corp.	474,780	51,889
*	Bloom Energy Corp. Class A	2,556,892	50,959
*	AMN Healthcare Services Inc.	612,694	50,829
	Federal Signal Corp.	905,814	49,104
	Armstrong World Industries Inc.	677,999	48,301
*	ACI Worldwide Inc.	1,676,620	45,235
	Herc Holdings Inc.	391,274	44,566
	Woodward Inc.	445,584	43,386
*	TriNet Group Inc.	536,933	43,282
	Forward Air Corp.	396,917	42,772
*	AZEK Co. Inc. Class A	1,800,032	42,373
*	Mercury Systems Inc.	823,961	42,121
	Comfort Systems USA Inc.	266,725	38,931
*	Flywire Corp.	1,324,287	38,881
	Installed Building Products Inc.	338,070	38,550
*	Verra Mobility Corp. Class A	2,236,347	37,839
*	Itron Inc.	674,397	37,395
	FTAI Aviation Ltd.	1,267,581	35,442

		Shares	Market Value ($000)
*,1	Affirm Holdings Inc. Class A	2,971,143	33,485
*	Marqeta Inc. Class A	7,323,553	33,469
*	AeroVironment Inc.	356,924	32,716
	Mueller Water Products Inc. Class A	2,334,420	32,542
	Helios Technologies Inc.	486,268	31,802
*	Masonite International Corp.	331,026	30,047
*	ASGN Inc.	353,708	29,241
*,1	Enovix Corp.	1,759,213	26,230
*	Remitly Global Inc.	1,531,873	25,965
*	Kratos Defense & Security Solutions Inc.	1,894,578	25,539
	Lindsay Corp.	164,668	24,886
*	Core & Main Inc. Class A	1,031,844	23,836
*	Payoneer Global Inc.	3,667,474	23,032
*	Air Transport Services Group Inc.	1,088,193	22,667
*	Hayward Holdings Inc.	1,750,786	20,519
*	Dycom Industries Inc.	210,236	19,689
	Tennant Co.	277,585	19,023
*	Vicor Corp.	336,251	15,784
*	Legalzoom.com Inc.	1,432,475	13,437
*,1	Virgin Galactic Holdings Inc.	3,062,487	12,403
*	Gibraltar Industries Inc.	228,874	11,100
*,1	PureCycle Technologies Inc.	1,580,671	11,065
	Enerpac Tool Group Corp. Class A	423,706	10,804
*	Cimpress plc	234,161	10,261
*	Janus International Group Inc.	981,087	9,673
*	CryoPort Inc.	346,120	8,307
*,1	Desktop Metal Inc. Class A	3,552,728	8,171
*,1	Nikola Corp.	6,579,388	7,961
*	Aurora Innovation Inc.	5,687,107	7,905
*	FARO Technologies Inc.	279,348	6,875
*	TaskUS Inc. Class A	389,101	5,619
*	Forrester Research Inc.	173,182	5,602
*	Leonardo DRS Inc.	375,812	4,874
	Gorman-Rupp Co.	165,231	4,131
*	Hyliion Holdings Corp.	2,048,742	4,056
*	Sterling Check Corp.	288,369	3,215
*,1	Symbotic Inc. Class A	106,156	2,425
*	Paymentus Holdings Inc. Class A	237,826	2,107
*	Ranpak Holdings Corp. Class A	316,705	1,653
*	TuSimple Holdings Inc. Class A	1,048,112	1,541
*	Global Business Travel Group I	203,942	1,352
*	CS Disco Inc.	175,635	1,166
			5,495,349
Real Estate (6.0%)
	Equity LifeStyle Properties Inc.	2,501,880	167,951
	Rexford Industrial Realty Inc.	2,768,134	165,119
	CubeSmart	3,355,166	155,076
	American Homes 4 Rent Class A	4,217,263	132,633
	Americold Realty Trust Inc.	4,030,536	114,669
	Healthcare Realty Trust Inc. Class A	5,686,684	109,924
	Host Hotels & Resorts Inc.	5,330,973	87,908
	Spirit Realty Capital Inc.	2,087,151	83,152
	Terreno Realty Corp.	1,225,050	79,138
	Ryman Hospitality Properties Inc.	783,467	70,301
	Kite Realty Group Trust	3,270,957	68,428
	Lamar Advertising Co. Class A	652,202	65,148
	Essential Properties Realty Trust Inc.	2,285,666	56,799
	National Storage Affiliates Trust	1,288,665	53,840

		Shares	Market Value ($000)
	Independence Realty Trust Inc.	3,349,175	53,687
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,358,167	38,844
	Innovative Industrial Properties Inc.	417,575	31,732
	Phillips Edison & Co. Inc.	876,464	28,590
	Kilroy Realty Corp.	875,278	28,359
	RLJ Lodging Trust	2,302,688	24,408
	St. Joe Co.	480,454	19,992
[1]	eXp World Holdings Inc.	1,135,566	14,410
*	Redfin Corp.	1,550,470	14,047
*	Opendoor Technologies Inc.	7,719,423	13,586
	Paramount Group Inc.	2,744,714	12,516
	Marcus & Millichap Inc.	379,462	12,185
	Universal Health Realty Income Trust	184,644	8,883
	Uniti Group Inc.	1,757,924	6,241
	Alexander's Inc.	15,183	2,942
*	WeWork Inc.	2,133,162	1,658
			1,722,166
Technology (20.2%)
*	PTC Inc.	1,589,294	203,795
*	Lattice Semiconductor Corp.	2,051,999	195,966
	Entegris Inc.	2,232,363	183,076
*	Ceridian HCM Holding Inc.	2,184,459	159,946
*	Manhattan Associates Inc.	933,397	144,537
*	Dynatrace Inc.	3,239,005	137,010
*	Wolfspeed Inc.	1,759,387	114,272
*	Pure Storage Inc. Class A	4,295,775	109,585
	National Instruments Corp.	1,964,445	102,957
*	Guidewire Software Inc.	1,223,673	100,402
*	Aspen Technology Inc.	435,130	99,588
	Universal Display Corp.	635,455	98,578
*	Nutanix Inc. Class A	3,438,639	89,370
*	Smartsheet Inc. Class A	1,865,055	89,150
*	Dropbox Inc. Class A	3,918,477	84,718
*	SPS Commerce Inc.	542,604	82,639
*	Novanta Inc.	506,908	80,644
*	Tenable Holdings Inc.	1,689,923	80,288
*	Silicon Laboratories Inc.	452,964	79,309
	Dolby Laboratories Inc. Class A	892,295	76,220
*	Five9 Inc.	1,054,253	76,212
	Power Integrations Inc.	851,824	72,098
*	Workiva Inc. Class A	698,870	71,571
*	Procore Technologies Inc.	1,135,102	71,091
*	Coherent Corp.	1,762,950	67,133
*	Fabrinet	547,439	65,014
*	Onto Innovation Inc.	738,848	64,930
*	Qualys Inc.	498,032	64,754
	Vertiv Holdings Co. Class A	4,504,268	64,456
*	Elastic NV	1,101,434	63,773
*	New Relic Inc.	824,145	62,050
*	Diodes Inc.	644,705	59,803
*	Allegro MicroSystems Inc.	1,175,250	56,400
*	Altair Engineering Inc. Class A	781,691	56,368
*	MACOM Technology Solutions Holdings Inc.	793,320	56,199
	Advanced Energy Industries Inc.	559,223	54,804
*	Box Inc. Class A	2,025,421	54,261
*	Blackline Inc.	806,361	54,147
*	IPG Photonics Corp.	430,926	53,138
*	Alteryx Inc. Class A	873,810	51,415

		Shares	Market Value ($000)
*	SentinelOne Inc. Class A	3,047,670	49,860
*	Envestnet Inc.	825,386	48,425
*	DoubleVerify Holdings Inc.	1,605,427	48,404
*,1	C3.ai Inc. Class A	1,437,343	48,252
*	Rogers Corp.	280,758	45,884
*	Impinj Inc.	332,288	45,032
*	Confluent Inc. Class A	1,835,647	44,184
*	Ambarella Inc.	549,506	42,543
*	PagerDuty Inc.	1,208,683	42,280
*	Toast Inc. Class A	2,371,049	42,086
*,1	MicroStrategy Inc. Class A	143,168	41,851
*	Sprout Social Inc. Class A	675,757	41,140
*	UiPath Inc. Class A	2,281,291	40,059
*	Varonis Systems Inc. Class B	1,525,722	39,684
*	Gitlab Inc. Class A	1,156,756	39,665
*	RingCentral Inc. Class A	1,276,977	39,165
*	Rapid7 Inc.	840,312	38,579
*	AppLovin Corp. Class A	2,410,268	37,962
*	CommVault Systems Inc.	664,971	37,730
*	Perficient Inc.	516,891	37,314
*	MaxLinear Inc. Class A	1,057,980	37,252
*,1	DigitalOcean Holdings Inc.	941,151	36,865
*	FormFactor Inc.	1,150,009	36,628
*	Freshworks Inc. Class A	2,355,847	36,186
*	Alarm.com Holdings Inc.	707,768	35,587
*	Appfolio Inc. Class A	277,510	34,544
*	Samsara Inc. Class A	1,694,603	33,418
*	Axcelis Technologies Inc.	244,476	32,576
*	SiTime Corp.	224,200	31,888
	Clear Secure Inc. Class A	1,215,029	31,797
*	Yelp Inc. Class A	989,390	30,374
	Pegasystems Inc.	616,057	29,866
*	Qualtrics International Inc. Class A	1,657,495	29,553
*	Fastly Inc. Class A	1,654,879	29,391
*	HashiCorp Inc. Class A	979,531	28,690
*	Bumble Inc. Class A	1,458,429	28,512
*	Blackbaud Inc.	396,895	27,505
*	Appian Corp. Class A	618,144	27,433
*	Cargurus Inc. Class A	1,461,775	27,306
	Shutterstock Inc.	348,406	25,294
*	nCino Inc.	996,374	24,690
*	Paycor HCM Inc.	923,988	24,504
*	Asana Inc. Class A	1,142,298	24,137
*	Semtech Corp.	953,986	23,029
*	Zeta Global Holdings Corp. Class A	1,968,384	21,318
*	Squarespace Inc. Class A	662,709	21,054
*	Schrodinger Inc.	789,884	20,798
*	Everbridge Inc.	597,765	20,725
*	Q2 Holdings Inc.	821,584	20,227
*	Upwork Inc.	1,786,578	20,224
*	LiveRamp Holdings Inc.	920,439	20,185
*	3D Systems Corp.	1,866,654	20,011
*	Jamf Holding Corp.	999,592	19,412
*	JFrog Ltd.	983,873	19,382
*	Sprinklr Inc. Class A	1,488,414	19,290
*	Braze Inc. Class A	556,407	19,235
*	Sumo Logic Inc.	1,558,802	18,674
*	Zuora Inc. Class A	1,883,792	18,612

		Shares	Market Value ($000)
*	Magnite Inc.	1,923,020	17,807
*	Momentive Global Inc.	1,907,256	17,776
*	Digital Turbine Inc.	1,413,528	17,471
*	PROS Holdings Inc.	619,312	16,969
*	Veeco Instruments Inc.	774,835	16,372
*	Yext Inc.	1,452,393	13,958
*,1	IonQ Inc.	2,230,325	13,717
*	ForgeRock Inc. Class A	645,287	13,293
*	Olo Inc. Class A	1,484,204	12,111
*	Credo Technology Group Holding Ltd.	1,200,241	11,306
*	Vertex Inc. Class A	543,566	11,246
*	Planet Labs PBC	2,798,961	11,000
*	Intapp Inc.	236,960	10,625
*	Eventbrite Inc. Class A	1,205,261	10,341
*	Thoughtworks Holding Inc.	1,404,296	10,336
*	CEVA Inc.	327,633	9,970
*	EngageSmart Inc.	494,116	9,512
*	E2open Parent Holdings Inc.	1,594,442	9,280
*	Amplitude Inc. Class A	739,718	9,202
*	Cvent Holding Corp. Class A	1,088,311	9,098
*	Consensus Cloud Solutions Inc.	265,347	9,046
*	Xometry Inc. Class A	599,087	8,968
*	NerdWallet Inc. Class A	525,388	8,501
*	PubMatic Inc. Class A	610,261	8,434
*	BigCommerce Holdings Inc.	876,662	7,837
*	Vimeo Inc.	1,985,788	7,606
*	Alkami Technology Inc.	544,040	6,888
*	nLight Inc.	640,398	6,519
*	N-able Inc.	467,432	6,170
*	SmartRent Inc. Class A	2,213,017	5,643
*	MediaAlpha Inc. Class A	352,703	5,284
*	Matterport Inc.	1,839,895	5,023
*	Definitive Healthcare Corp. Class A	468,740	4,842
*	LivePerson Inc.	1,064,210	4,693
*,1	EverCommerce Inc.	434,347	4,595
*	AvePoint Inc.	1,030,424	4,245
*,1	MeridianLink Inc.	242,666	4,198
*	Enfusion Inc. Class A	256,284	2,691
*	Bandwidth Inc. Class A	147,943	2,249
*,1	Rumble Inc.	209,661	2,097
*	SEMrush Holdings Inc. Class A	193,826	1,948
*	Nextdoor Holdings Inc.	834,655	1,795
*	SecureWorks Corp. Class A	124,874	1,070
			5,779,670
Telecommunications (1.9%)
*	Ciena Corp.	2,228,339	117,032
	Iridium Communications Inc.	1,694,179	104,920
	Cable One Inc.	86,712	60,872
*	Lumentum Holdings Inc.	971,215	52,455
*	Calix Inc.	838,862	44,955
	Cogent Communications Holdings Inc.	645,387	41,124
*	Viasat Inc.	1,082,875	36,644
*,1	Infinera Corp.	2,804,019	21,759
	ADTRAN Holdings Inc.	1,047,879	16,619
	InterDigital Inc.	221,314	16,134
*	Globalstar Inc.	10,714,328	12,429
*	WideOpenWest Inc.	771,158	8,197
*	Gogo Inc.	471,576	6,838

			Shares	Market Value ($000)
		ATN International Inc.	164,138	6,717
*		8x8 Inc.	1,597,091	6,660
*,1		fuboTV Inc.	689,677	835
				554,190
Utilities (1.5%)
*		Clean Harbors Inc.	767,210	109,374
*		Evoqua Water Technologies Corp.	1,826,667	90,822
		Ormat Technologies Inc.	764,283	64,788
*		Casella Waste Systems Inc. Class A	756,554	62,537
*		Sunrun Inc.	3,039,496	61,246
		California Water Service Group	407,515	23,717
*,1		Sunnova Energy International Inc.	1,452,841	22,693
*,1		NuScale Power Corp.	292,877	2,662
				437,839
Total Common Stocks (Cost $26,332,263)				28,565,064
		Coupon
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $727,916)	4.839%	7,281,505	728,078
Total Investments (102.3%) (Cost $27,060,179)				29,293,142
Other Assets and Liabilities—Net (-2.3%)				(657,758)
Net Assets (100%)				28,635,384
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $635,193,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $662,383,000 was received for securities on loan, of which $662,040,000 is held in Vanguard Market Liquidity Fund and $343,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	515	46,698	1,387

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elastic NV	8/31/23	BANA	2,361	(4.661)	—	(54)
Fisker Inc. Class A	1/31/24	GSI	4,896	(4.778)	6	—
Middleby Corp.	8/31/23	BANA	4,354	(4.661)	—	(265)
Novocure Ltd.	8/31/23	BANA	13,855	(4.661)	—	(3,083)
Wolfspeed Inc.	8/31/23	BANA	7,398	(4.661)	—	(932)
					6	(4,334)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	28,565,064	—	—	28,565,064
Temporary Cash Investments	728,078	—	—	728,078
Total	29,293,142	—	—	29,293,142

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,387	—	—	1,387
Swap Contracts	—	6	—	6
Total	1,387	6	—	1,393
Liabilities
Swap Contracts	—	4,334	—	4,334
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.